DUE FROM CLEARING BROKER AND CLEARING DEPOSIT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Clearing Deposits		$ 948	$ 874
Due from clearing broker	$ 938	873	631
PKSI
Clearing Deposits		543	519
Due from clearing broker		430	373
CLS
Clearing Deposits		230	180
Due from clearing broker		147	214
WEG
Clearing Deposits		175	175
Due from clearing broker		$ 296	$ 44